Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014
Total revenues	$ 1,198,000	$ 975,000	$ 825,000	$ 937,000	$ 835,000	$ 757,000	$ 580,000	$ 488,000	$ 3,935,320	$ 2,659,943
Gross margin	370,000	235,000	225,000	339,000	143,000	167,000	72,000	55,000	1,168,929	436,955
Operating loss	(1,693,000)	(1,357,000)	(1,375,000)	(1,168,000)	(1,274,000)	(1,257,000)	(1,287,000)	(1,260,000)	(5,593,032)	(5,078,375)
Net loss	$ (1,937,000)	$ (1,408,000)	$ (1,385,000)	$ (2,297,000)	$ (1,441,000)	$ (1,840,000)	$ (14,960,000)	$ (1,324,000)	$ (7,026,913)	$ (19,565,426)
Net loss per share attributable to common stockholders - basic and diluted	$ (0.79)	$ (0.40)	$ (0.64)	$ (0.61)	$ (0.29)	$ (0.37)	$ (4.59)	$ (0.42)	$ (2.44)	$ (4.81)